Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2025 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2025 Fund - Class K6
Bar Chart Table:
Annual Return 2019	20.18%
Annual Return 2020	14.46%
Annual Return 2021	9.92%
Annual Return 2022	(17.10%)